Commitments and Contingencies - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 25, 2014 USD ($)	Feb. 28, 2010 USD ($)	Dec. 31, 2014 USD ($) LegalMatter	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Aug. 31, 2007 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Damages sought by Signature			$ 4,600
Operating Leases, Rent Expense, Net			$ 200	$ 200	$ 300
Minimum
Commitments And Contingencies Disclosure [Line Items]
Operating lease term			1 year
Maximum
Commitments And Contingencies Disclosure [Line Items]
Operating lease term			10 years
Discontinued Operations
Commitments And Contingencies Disclosure [Line Items]
Litigation settlement			$ 1,500
Operating Leases, Rent Expense, Net			200	$ 200	$ 200
Faigin Matter
Commitments And Contingencies Disclosure [Line Items]
Court awarded amount to plaintiff		$ 1,400
Litigation settlement	$ 1,500
Colburn Matter
Commitments And Contingencies Disclosure [Line Items]
Plaintiff superior court claim							$ 3,200
Total amount claimed by plaintiff							$ 2,600
Walker Matter
Commitments And Contingencies Disclosure [Line Items]
Plaintiff superior court claim						$ 4,600
Total amount claimed by plaintiff						$ 2,500
Breach Of Employment Contracts
Commitments And Contingencies Disclosure [Line Items]
Bankruptcy claims filed in court			$ 5,100
Number of Bankruptcy claims filed | LegalMatter			2